ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
NOTE 17.    ACCUMULATED OTHER COMPREHENSIVE LOSS
The components of our accumulated other comprehensive loss are as follows (in thousands):

	December 31,
	2011	2010
Foreign currency translation loss	$(58,231)	$(51,334)
Accumulated other comprehensive loss	$(58,231)	$(51,334)

Upon the completion of the sale of our Argentina operations on September 14, 2012, the accumulated foreign currency translation amounts related to Argentina were reversed out of our accumulated other comprehensive loss and recorded as part of our 2012 loss from discontinued operations.
The local currency is the functional currency for our operations in Mexico, Canada, Russia and for our equity investments in Canada. The cumulative translation gains and losses resulting from translating each foreign subsidiary’s financial statements from the functional currency to U.S. dollars are included in other comprehensive income and accumulated in stockholders’ equity until a partial or complete sale or liquidation of our net investment in the foreign entity. The table below summarizes the conversion ratios used to translate the financial statements and the cumulative currency translation gains and losses, net of tax, for each currency:

	Mexican Peso	Canadian Dollar	Euro	Russian Rouble	Total

As of December 31, 2011:
Conversion ratio	13.97 : 1	1.02 : 1	0.77 : 1	32.08 : 1	n/a
Cumulative translation adjustment	$(1,815)	$(752)	n/a	$(3,403)	$(5,970)
As of December 31, 2010:
Conversion ratio	12.39 : 1	1.00 : 1	0.75 : 1	30.54 : 1	n/a
Cumulative translation adjustment	$56	$(944)	n/a	$72	$(816)